Stockholders' Deficit - Schedule of Warrant Activities (Details) - Warrant [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Warrant Activities [Line Items]
Number of Options, Outstanding beginning balance | shares	5,465,249
Weighted Average Exercise Price, Outstanding beginning balance | $ / shares	$ 17.12
Number of Options, Exercised | shares	(83,333)
Number of Options, Weighted Average Exercise Price, Exercised | $ / shares
Number of Options, Outstanding ending balance | shares	5,381,916
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 17.42